Columbia Disciplined Value Fund
First Quarter Report
October 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Disciplined Value Fund, October 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 3.9%
Diversified Telecommunication Services 2.7%
AT&T, Inc.	190,729	4,299,032
Verizon Communications, Inc.	13,510	569,176
Total		4,868,208
Entertainment 0.7%
Electronic Arts, Inc.	8,608	1,298,517
Media 0.5%
New York Times Co. (The), Class A	17,397	971,448
Total Communication Services		7,138,173
Consumer Discretionary 6.4%
Diversified Consumer Services 0.5%
ADT, Inc.	129,496	932,371
Hotels, Restaurants & Leisure 0.6%
Booking Holdings, Inc.	248	1,159,710
Household Durables 2.3%
Lennar Corp., Class A	4,740	807,222
PulteGroup, Inc.	25,120	3,253,794
Total		4,061,016
Specialty Retail 0.8%
Gap, Inc. (The)	68,553	1,423,846
Textiles, Apparel & Luxury Goods 2.2%
Columbia Sportswear Co.	7,646	615,273
Ralph Lauren Corp.	17,261	3,416,470
Total		4,031,743
Total Consumer Discretionary		11,608,686
Consumer Staples 7.6%
Beverages 0.5%
Molson Coors Beverage Co., Class B	17,149	934,106
Food Products 1.4%
Archer-Daniels-Midland Co.	47,422	2,618,169
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 2.4%
Colgate-Palmolive Co.	22,435	2,102,384
Kimberly-Clark Corp.	2,143	287,547
Procter & Gamble Co. (The)	11,522	1,903,204
Total		4,293,135
Tobacco 3.3%
Altria Group, Inc.	73,307	3,992,299
Philip Morris International, Inc.	14,232	1,888,587
Total		5,880,886
Total Consumer Staples		13,726,296
Energy 6.8%
Oil, Gas & Consumable Fuels 6.8%
Chevron Corp.(a)	6,915	1,029,090
Exxon Mobil Corp.	54,053	6,312,309
Marathon Petroleum Corp.	18,711	2,721,889
Valero Energy Corp.	17,002	2,206,180
Total		12,269,468
Total Energy		12,269,468
Financials 21.4%
Banks 7.3%
Citigroup, Inc.	55,751	3,577,542
JPMorgan Chase & Co.	33,272	7,383,722
Wells Fargo & Co.	33,967	2,205,137
Total		13,166,401
Capital Markets 5.4%
Blackrock, Inc.	2,920	2,864,608
CME Group, Inc.	16,132	3,635,507
Janus Henderson Group PLC	79,978	3,303,891
Total		9,804,006
Financial Services 5.1%
Berkshire Hathaway, Inc., Class B(b)	6,339	2,858,382
Fiserv, Inc.(b)	14,094	2,789,203
MGIC Investment Corp.	117,238	2,935,639
PayPal Holdings, Inc.(b)	8,572	679,760
Total		9,262,984

Columbia Disciplined Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 3.6%
Marsh & McLennan Companies, Inc.	10,174	2,220,374
MetLife, Inc.	35,366	2,773,402
Reinsurance Group of America, Inc.	6,853	1,446,531
Total		6,440,307
Total Financials		38,673,698
Health Care 15.1%
Biotechnology 2.6%
AbbVie, Inc.	8,574	1,747,981
Amgen, Inc.	1,690	541,071
BioMarin Pharmaceutical, Inc.(b)	6,887	453,785
Exact Sciences Corp.(b)	2,584	178,115
Regeneron Pharmaceuticals, Inc.(b)	1,131	948,004
Vertex Pharmaceuticals, Inc.(b)	1,887	898,174
Total		4,767,130
Health Care Equipment & Supplies 2.7%
Abbott Laboratories	16,650	1,887,610
Baxter International, Inc.	30,676	1,095,133
Hologic, Inc.(b)	5,800	469,046
Medtronic PLC	16,798	1,499,222
Total		4,951,011
Health Care Providers & Services 4.3%
Cardinal Health, Inc.	27,473	2,981,370
Centene Corp.(b)	4,917	306,132
Cigna Group (The)	5,487	1,727,363
Tenet Healthcare Corp.(b)	16,052	2,488,381
UnitedHealth Group, Inc.	616	347,732
Total		7,850,978
Life Sciences Tools & Services 0.2%
Qiagen NV(b)	6,443	271,250
Pharmaceuticals 5.3%
Bristol-Myers Squibb Co.	38,135	2,126,789
Jazz Pharmaceuticals PLC(b)	16,094	1,770,823
Johnson & Johnson	16,851	2,693,801
Viatris, Inc.	254,751	2,955,111
Total		9,546,524
Total Health Care		27,386,893
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 14.2%
Aerospace & Defense 1.1%
Lockheed Martin Corp.	3,585	1,957,589
Air Freight & Logistics 1.8%
FedEx Corp.	11,751	3,218,011
Building Products 3.5%
Carlisle Companies, Inc.	7,123	3,007,544
Masco Corp.	3,754	299,982
Owens Corning	16,678	2,948,504
Total		6,256,030
Construction & Engineering 0.2%
MasTec, Inc.(b)	3,399	417,703
Industrial Conglomerates 1.8%
3M Co.	25,341	3,255,558
Machinery 3.8%
Caterpillar, Inc.	11,340	4,266,108
Snap-On, Inc.	8,030	2,650,944
Total		6,917,052
Professional Services 1.8%
Automatic Data Processing, Inc.	11,223	3,246,141
Trading Companies & Distributors 0.2%
WESCO International, Inc.	2,043	392,195
Total Industrials		25,660,279
Information Technology 8.5%
Communications Equipment 1.5%
Cisco Systems, Inc.	51,426	2,816,602
Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	6,411	1,164,109
Cirrus Logic, Inc.(b)	6,178	678,468
QUALCOMM, Inc.	17,554	2,857,265
Total		4,699,842
Software 3.0%
Dropbox, Inc., Class A(b)	23,141	598,195
Fortinet, Inc.(b)	4,712	370,646
Nutanix, Inc., Class A(b)	12,113	752,217
Salesforce, Inc.	12,569	3,662,230
Total		5,383,288
Columbia Disciplined Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Technology Hardware, Storage & Peripherals 1.4%
NetApp, Inc.	22,482	2,592,399
Total Information Technology		15,492,131
Materials 4.9%
Chemicals 0.5%
CF Industries Holdings, Inc.	11,149	916,782
Construction Materials 1.4%
CRH PLC	26,636	2,541,874
Metals & Mining 2.7%
Nucor Corp.	14,845	2,105,615
Steel Dynamics, Inc.	21,200	2,766,600
Total		4,872,215
Paper & Forest Products 0.3%
Louisiana-Pacific Corp.	5,280	522,192
Total Materials		8,853,063
Real Estate 4.5%
Hotel & Resort REITs 0.6%
Park Hotels & Resorts, Inc.	79,632	1,106,089
Real Estate Management & Development 1.7%
Jones Lang LaSalle, Inc.(b)	11,547	3,128,775
Specialized REITs 2.2%
Gaming and Leisure Properties, Inc.	16,232	814,684
SBA Communications Corp.	13,758	3,157,048
Total		3,971,732
Total Real Estate		8,206,596
Common Stocks (continued)
Issuer	Shares	Value ($)
Utilities 4.8%
Electric Utilities 4.8%
Edison International	12,116	998,358
Entergy Corp.	26,538	4,107,552
PG&E Corp.	178,304	3,605,307
Total		8,711,217
Total Utilities		8,711,217
Total Common Stocks (Cost $139,350,133)		177,726,500

Money Market Funds 1.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.040%(c),(d)	3,406,768	3,406,087
Total Money Market Funds (Cost $3,405,934)		3,406,087
Total Investments in Securities (Cost: $142,756,067)		181,132,587
Other Assets & Liabilities, Net		(40,124)
Net Assets		181,092,463
At October 31, 2024, securities and/or cash totaling $331,869 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	13	12/2024	USD	3,730,025	—	(45,007)
Notes to Portfolio of Investments
(a)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(b)	Non-income producing investment.
(c)	The rate shown is the seven-day current annualized yield at October 31, 2024.

Columbia Disciplined Value Fund  | 2024

Portfolio of Investments  (continued)
Columbia Disciplined Value Fund, October 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended October 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.040%
	1,551,804	8,346,790	(6,492,308)	(199)	3,406,087	287	26,001	3,406,768
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Disciplined Value Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT179_07_P01_(12/24)